Losses per share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	670	1,129	1,680
Convertible Preferred Stock
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	5,405	5,405	5,405